Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

Yorkville Convertible Debenture Financing

On May 7, 2026, the Company entered into a Securities Purchase Agreement with YA II PN, Ltd. (“Yorkville”), a fund managed by Yorkville Advisors Global, LP, pursuant to which the Company agreed to issue and sell to Yorkville convertible debentures in an aggregate principal amount of up to $100.0 million. The convertible debentures are convertible into shares of the Company’s common stock, par value $0.0001 per share. The Company issued the first convertible debenture in the principal amount of $20.0 million on May 7, 2026. A second convertible debenture in the principal amount of $5.8 million is expected to be issued upon effectiveness of a resale registration statement on Form S-1, and up to an additional $74.2 million in convertible debentures may be purchased in subsequent tranches from time to time upon the mutual agreement of the Company and Yorkville. Each convertible debenture will have a purchase price equal to 97% of its principal amount.

The convertible debentures are convertible at a conversion price equal to the lower of $12.09 per share or 95% of the lowest daily volume-weighted average price of the Company’s common stock during the five consecutive trading days immediately preceding the conversion date, subject to certain limitations, including Nasdaq exchange cap limitations and a 4.99% beneficial ownership limitation. The first convertible debenture bears interest at an annual rate of 5.0%, which increases to 18.0% upon the occurrence and continuation of an event of default, and matures on November 7, 2027.

The Company will not be required to make monthly cash payments under the convertible debentures unless an amortization event occurs. Upon an amortization event, the Company will be required to make monthly cash payments equal to one-fifth of the original principal amount, or the outstanding principal amount if lower, plus a 5% payment premium and all accrued and unpaid interest. The Securities Purchase Agreement includes customary registration rights, investor protections, and provisions governing trading activity, including limitations on short selling. The Company intends to use the proceeds from the facility for general corporate purposes, including supporting the expansion of its operations and development initiatives.

In connection with the Securities Purchase Agreement, the Company entered into a Registration Rights Agreement with Yorkville, pursuant to which the Company is required to file, within 30 calendar days following the date of the Securities Purchase Agreement, a registration statement registering the resale by Yorkville of 5.4 million shares of the Company’s common stock issuable upon conversion of the convertible debentures. Yorkville was also granted certain piggyback registration rights. In addition, the Company and Yorkville entered into a Global Guarantee Agreement, pursuant to which the Company and its subsidiaries agreed to guarantee all of the Company’s obligations under the convertible debentures.